Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year		$ 86
Fixed income investments - maturities between 1 to 3 years		280
Fixed income investments - maturities between 3 to 5 years		210
Fixed income investments - maturities for 5 or more years		261
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges		45
Notional value of interest rate locks utilized	800
Collateral received from counterparty		543	0
Collateral submitted to counterparty		22	98
Collateral contingently payable to the counterparty		120
Unrealized derivative gain (loss) in accumulated OCI		$ (110)	$ (421)	$ (180)